Public Offering (Details Textual) - USD ($)		1 Months Ended	3 Months Ended	6 Months Ended
	Aug. 04, 2015	Jul. 29, 2015	Mar. 31, 2016	Jun. 30, 2016
Class of Warrant or Right, Outstanding	16,750,000
IPO [Member]
Number of units sold in connection with initial public offering	20,000,000
Proceeds from Issuance Initial Public Offering	$ 200,000,000
Unit Description			Each Unit consists of one share of the Company’s common stock (“Public Shares”), $0.0001 par value, and one-half of one redeemable warrant (“Public Warrant”)	Each Unit consists of one share of the Companys common stock (Public Shares), $0.0001 par value, and one-half of one redeemable warrant (Public Warrant).
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 11.50
Class of Warrant or Right, Outstanding	10,000,000
Price per unit in initial public offering	$ 10.00
Over-Allotment Option [Member]
Number of units sold in connection with initial public offering	2,000,000	20,000,000
Initial Shareholder [Member]
Class of Warrant or Right, Outstanding	6,750,000